ASSETS HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2025
ASSETS HELD FOR SALE [Abstract]
Schedule of Assets and Liabilities Classified as Held for Sale
The following is a summary of the major items of assets and liabilities classified as held for sale:

(MILLIONS)	June 30, 2025	December 31, 2024
Assets
Cash and cash equivalents	$19	$48
Restricted cash	—	14
Trade receivables and other current assets	24	51
Financial instrument assets	6	37
Property, plant and equipment, at fair value	1,607	1,343
Equity accounted investments	67	421
Deferred income tax assets	—	9
Other long-term assets	33	126
Assets held for sale	$1,756	$2,049
Liabilities
Current liabilities	$62	$57
Non-recourse borrowings	546	797
Financial instrument liabilities	—	3
Deferred income tax liabilities	184	131
Provisions	—	10
Other long-term liabilities	94	38
Liabilities directly associated with assets held for sale	$886	$1,036